Stock Options (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Options - Exercise Price $13.50
Weighted Average Exercise Price of Options outstanding, ending	$ 13.50
Number of Options outstanding, ending	10,000
Number of Options exercisable	10,000
Weighted average remaining contractual life of options outstanding and exercisable	5 years 0 months 25 days
Stock Options - Exercise Price $13.70
Weighted Average Exercise Price of Options outstanding, ending	$ 13.70
Number of Options outstanding, ending	2,100
Number of Options exercisable	2,100
Weighted average remaining contractual life of options outstanding and exercisable	0 years 0 months 14 days
Stock Options - Exercise Price $16.31
Weighted Average Exercise Price of Options outstanding, ending	$ 16.31
Number of Options outstanding, ending	5,512
Number of Options exercisable	5,512
Weighted average remaining contractual life of options outstanding and exercisable	1 year 0 months 22 days
Stock Options - Exercise Price $17.95
Weighted Average Exercise Price of Options outstanding, ending	$ 17.95
Number of Options outstanding, ending	8,000
Number of Options exercisable	8,000
Weighted average remaining contractual life of options outstanding and exercisable	4 years 0 months 18 days
Stock Options - Exercise Price $18.85
Weighted Average Exercise Price of Options outstanding, ending	$ 18.85
Number of Options outstanding, ending	5,250
Number of Options exercisable	5,250
Weighted average remaining contractual life of options outstanding and exercisable	3 years 0 months 18 days
Stock Options - Exercise Price $21.43
Weighted Average Exercise Price of Options outstanding, ending	$ 21.43
Number of Options outstanding, ending	6,038
Number of Options exercisable	6,038
Weighted average remaining contractual life of options outstanding and exercisable	2 years 0 months 18 days